Summary of Significant Accounting Policies - Schedule of Exchange Rate Used for the Translation (Details)	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Period End [Member] | April 30, 2025 [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate	7.2706
Period End [Member] | October 31, 2024 [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate		7.1178
Period End [Member] | April 30, 2024 [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate			7.2401
Average [Member] | April 30, 2025 [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate	7.2682
Average [Member] | October 31, 2024 [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate		7.1855
Average [Member] | April 30, 2024 [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate			7.1949